Consolidated Statements of Operations and Comprehensive Income (Loss) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 10,900	$ 85,023	$ 132,907	$ 119,110
Cost of sales	(9,498)	(74,086)	(108,084)	(97,004)
Gross profit	1,402	10,937	24,823	22,106
Operating expenses:
Selling and marketing expenses	(185)	(1,441)	(2,195)	(1,961)
General and administrative expenses	(2,611)	(20,369)	(36,391)	(20,535)
Total operating expenses	(2,796)	(21,810)	(38,586)	(22,496)
Loss from operations	(1,394)	(10,873)	(13,763)	(390)
Other income (expenses):
Exchange gain (loss), net	(6)	(43)		213
(Loss) gain on disposal of property, plant and equipment	13	100		(1)
Interest income	13	99	275	84
Interest expense	(36)	(275)	(552)	(1,708)
Government grant			167	205
Sundry income, net	45	349	132	266
Total other (expenses) income, net	29	230	22	(941)
Loss before income tax expense	(1,365)	(10,643)	(13,741)	(1,331)
Income tax expense			(1,741)	(131)
Net loss	(1,365)	(10,643)	(15,482)	(1,462)
Other comprehensive loss
Foreign currency translation (loss) gain, net of taxes	97	755	(854)	(809)
Total comprehensive income loss	$ (1,268)	$ (9,888)	$ (16,336)	$ (2,271)
Net income (loss) per share attributable to ordinary shareholders
Basic | (per share)	$ (12.34)	$ (96.21)	$ (139.98)	$ (14.50)
Diluted | (per share)	$ (12.34)	$ (96.21)	$ (139.98)	$ (14.50)
Weighted average number of ordinary shares used in computing net income (loss) per share
Basic	11,062,500	11,062,500	11,059,932	10,084,932
Diluted	11,062,500	11,062,500	11,059,932	10,084,932